Equity dividends (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Declared during the financial period:
Final dividend for the year ended 31 March 2025: 2.25 eurocents per share (2024: 4.50 eurocents per share, 2023: 4.50 eurocents per share)	€ 558	€ 1,212	€ 1,215
Interim dividend for the year ended 31 March 2026: 2.25 eurocents per share (2025: 2.25 eurocents per share, 2024: 4.50 eurocents per share)	536	583	1,218
Total dividends declared and paid during the financial year	€ 1,094	€ 1,795	€ 2,433
Proposed after the end of the reporting period and not recognised as a liability:
Dividends per share, proposed after the end of the year and not recognised as a liability	€ 2.3625	€ 2.25	€ 4.5
Final dividend for the year ended 31 March 2026: 2.3625 eurocents per share (2025: 2.25 eurocents per share, 2024: 4.50 eurocents per share)	€ 544	€ 558	€ 1,219
Final dividends
Declared during the financial period:
Dividends per share, declared and paid during the financial year		€ 2.25	€ 4.5	€ 4.5
Interim dividends
Declared during the financial period:
Dividends per share, declared and paid during the financial year	€ 2.25	€ 2.25	€ 4.5